Taxes on Income (Narrative) (Details) - EUR (€) € in Thousands		1 Months Ended			12 Months Ended
	Jan. 04, 2016	Jan. 31, 2018	Jan. 31, 2017	Dec. 22, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates							23.00%	23.00%	23.00%
Tax rate reduced	1.5% to a rate of 25%			Reduced from 25% to 23% in two steps
Tax loss carryforwards							€ 900
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced		23%	24%
The Netherlands taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates					15.00%	15.00%	16.50%
Unrecognized tax benefits					€ 395,000	€ 245,000	€ 200,000
Percetage of taxable profits exceeding					25.00%	25.00%	25.00%
Percentage of decuation in investment costs from corporate income						45.50%				58.00%
The Netherlands taxation [Member] | 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates							20.00%
Unrecognized tax benefits							€ 200,000
Percetage of taxable profits exceeding							25.00%
Luxembourg taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates							29.22%
Italian taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates							24.00%
Italian taxation [Member] | Resident and Non-Resident [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced							only on income arising in Italy at the rate from 0% to 4.82%
Spanish taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates							25.00%
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates							23.00%	23.00%	23.00%